Significant partly-owned subsidiary - Selected Income and Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Operating revenues	$ 24,409	$ 24,673
Net earnings	375	2,327
Net earnings attributable to NCI	31	64
Total comprehensive income	863	1,979
Total comprehensive income attributable to NCI	34	61
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Operating revenues	991	969
Net earnings	100	209
Net earnings attributable to NCI	31	65
Total comprehensive income	108	196
Total comprehensive income attributable to NCI	34	61
Cash dividends paid to NCI	68	47
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Total comprehensive income attributable to NCI	$ 2	$ 3